Finance income and expenses - Summary of Finance Income and Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Detailed Information About Finance Income And Expense [Abstract]
Interest income	$ 1,774	$ 119	$ 47
Net foreign exchange difference	12,661	396	(1,046)
Total finance income	14,435	515	47
Interest expenses—loan from credit institutions	(8,623)	(5,627)	(1,515)
Interest expenses—lease liabilities	(5,026)	(1,462)	(1,216)
Interest expenses—shareholder loans	(5,256)	(7,343)
Fair value changes contingent consideration			(112)
Fair value changes derivatives	(16)	976	34
Fair value changes short-term investments	(222)
Other financial expenses	(518)	(478)	(35)
Borrowing costs capitalized	3,921	2,562	235
Net foreign exchange difference			(1,046)
Total finance expenses	$ (15,740)	$ (11,372)	$ (3,655)